Equity Incentive Plan - Additional Information Ocean Rig UDW (Details) (Ocean Rig U D W [Member], USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	1 Months Ended					4 Months Ended				4 Months Ended
	Jun. 30, 2012	Feb. 14, 2012 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2014 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2013 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2012 Compensation Committee Approval On 14 February 2012 [Member]	Mar. 21, 2012 Equity Incentive Plan 2012 [Member]	May 15, 2012 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2014 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2013 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2012 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	May 15, 2012 Compensation Committee Approval On 15 May 2012 New Employees Bonus [Member]	Dec. 31, 2014 Compensation Committee Approval On 15 May 2012 New Employees Bonus [Member]	Dec. 31, 2013 Compensation Committee Approval On 15 May 2012 New Employees Bonus [Member]	Dec. 31, 2012 Compensation Committee Approval On 15 May 2012 New Employees Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						2,000,000
Shares Granted		112,950					4,500				28,200
Vested in period			37,650	37,650	37,650			1,500	1,500	1,500		9,400	9,400	9,400
Grant date fair value per share		$ 16.5					$ 15.92				$ 15.92
Unrecognized compensation cost related to non-vested share arrangements granted	$ 1,821
Weighted average period of recognition for unrecognised compensation cost	3 years 0 months 0 days
Allocated Share-based Compensation Expense	$ 514
Number of shares forfeited	3,000